SHARE-BASED COMPENSATION	12 Months Ended
Dec. 31, 2020
SHARE-BASED COMPENSATION
SHARE-BASED COMPENSATION

11.    SHARE-BASED COMPENSATION:

The Company has issued Enterprise Management Incentive options (“EMI Options”) and non-tax-advantaged options ( “Unapproved Options”) to eligible employees, officers, non-employee directors and other individual service providers as a means for them to develop a sense of proprietorship and personal involvement in the development and financial success of the Company and to encourage them to devote their best efforts to the business of the Company, thereby advancing the interests of the Company and its shareholders. Options were issued to certain employees and service providers under the investment agreement dated July 15, 2014, which provided for the grant of up to 15,534,789 options. On December 14, 2018, the Company entered into a written resolution, which allowed the Company to grant up to 40,617,099 options.

The Company adopted a new Investment Agreement (the “Agreement”) dated January 24, 2020, The Company, by means of the Agreement, seeks to retain the services of such eligible persons and to provide incentives for such persons to exert maximum efforts for the success of the Company. The Agreement commenced on the January 24, 2020 and the Agreement is administered by Board of Directors. The maximum aggregate number of shares of common shares which may be issued under all Awards granted to Participants under the Agreement shall be 15%, or 213,129,982 shares as of December 31, 2020, of the Company’s issued capital shares. In the event of a termination of continuous service (other than as a result of a change of control, as defined in the Agreement), unvested share options generally shall terminate and, with regard to vested share options, the exercise period shall be the lesser of the original expiration date or six months from the date continuous service terminates.

The Company has granted these share option awards to employees and consultants. Outstanding options generally expire 10 years after the grant date. Options are subject to vesting and, grantees become fully vested and exercisable when there is a liquidity event, such as a change in control or sale or admission (listing as a public company or initial public offering (“IPO”)), and the employee, or consultant, must be providing services to the Company at the time of the event.

Determining the appropriate fair value of share-based awards requires the input of subjective assumptions, including the fair value of the Company’s common shares, and for share options, the expected life of the option, and expected share price volatility. The Company uses the Black-Scholes option pricing model to value its share option awards. The assumptions used in calculating the fair value of share-based awards represent management’s best estimates and involves inherent uncertainties and the application of management’s judgment. As a result, if factors change and management uses different assumptions, the share-based compensation expense could be materially different for future awards. There was no options granted or modified under the Plan during the year ended December 31, 2019. During September 2020 and October 2020, SmartKem EMI Options to purchase 128,988,285 ordinary shares were granted to 30 employees with an exercise price of $0.000013, SmartKem Unapproved Options to purchase 5,310,338 ordinary shares were granted to three employees with an exercise price of $0.000013 per share, SmartKem Unapproved Options to purchase 21,814,157 ordinary shares were granted to two service providers with an exercise price of $0.000013 per share, and SmartKem Unapproved Option to purchase 5,900,375 ordinary shares were granted to one service provider at an exercise price of $0.015 per share under the Unapproved Option Plan. In addition, 2,950,188 of EMI Options were converted to Unapproved Options during 2020. Options granted under the Plan during the year ended December 31, 2020 were valued using the Black-Scholes option-pricing model with the following assumptions:

For the Year Ended
December 31, 2020
Expected term (years)	46 years
Risk-free interest rate	(0.7%) - 0.2%
Expected volatility	58%
Expected dividend yield	0%

In the absence of a public trading market of the common share, on each grant date, the Company develops an estimate of the fair value of the common share underlying the option grants. The Company estimated the fair value of the common shares by referencing arms-length transactions inclusive of the common shares underlying which occurred on or near the valuation date(s). Once the Company’s common share are publicly traded, the Company will no longer have to estimate the fair value of the common share, rather the value will be determined based on quoted market prices. The Company determined the fair value of common share using methodologies, approaches and assumptions consistent with the AICPA Practice Guide, Valuation of Privately Held Company Equity Securities Issued as Compensation and based in part on input from an independent third-party valuation firm.

The Company estimates its expected volatility by using a combination of historical share price volatilities of similar companies within our industry. The risk-free interest rate assumption is based on observed interest rates for the appropriate term of the Company’s options on a grant date. The expected option term assumption is the contractual term, as the service period is implied under the practical expedient, since the Company does not have sufficient exercise history to estimate expected term of its historical option awards.

There were no vested share options for the years ended December 31, 2020 and 2019. The following is a summary of non-vested share option activity under the share option plans for the years ended December 31, 2020 and 2019:

			Weighted-
			Average
		Weighted-	Remaining	Weighted-
		Average	Contractual	Average
	Number of	Exercise	Term	Fair Value at
	Shares	Price	(Years)	Grant Date
Options outstanding at January 1, 2019	20,231,253	$0.01394	7.80	$0.11356
Forfeited	(6,023,568)	(0.01534)
Cancelled	—	—
Granted	—	—
Options outstanding at December 31, 2019	14,207,685	0.01335	7.31	0.09673
Forfeited	(8,040,632)	(0.01417)
Cancelled	(7,707,241)	(0.00736)
Granted	162,013,155	0.00057
Options outstanding at December 31, 2020	160,472,967	$0.000069	9.70	$0.03914

The weighted-average grant-date fair value per share option granted during the year ended December 31, 2020 and 2019 was $0.04 and $0, respectively.

As the performance condition for the recognition of share options is not yet probable, the Company has not recorded share-based compensation expense during the years ended December 31, 2020 and 2019.

As of December 31, 2020 and 2019, there were zero exercisable options outstanding. As of December 31, 2020, there was $6.6 million of total performance-based unrecognized compensation costs related to unvested share options. These costs are expected to be recognized once the performance condition has occurred or becomes probable.